Note 35 - Derivatives - Cash Flow Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Hedge Balances
Reported in Equity	[1]	€ (790)	€ (42)	€ 11
thereof relates to terminated programs		0	0	0
Gains (losses) posted to equity for the year ended		(819)	1	(14)
Gains (losses) removed from equity for the year ended		71	(54)	4
thereof relates to terminated programs		0	0	0
Changes of hedged item's value used for hedge effectiveness		(899)	66	(7)
Ineffectiveness recorded within P&L		€ 16	€ 25	€ (12)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.